Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	May 10, 2019	Jun. 19, 2017	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
C000186112
Account Value [Line Items]
Line Graph and Table Measure Name		Invenomic Fund
Account Value		$ 50,000	$ 175,177	$ 195,635	$ 155,348	$ 98,310	$ 58,412	$ 60,883	$ 56,023	$ 51,100
C000211283
Account Value [Line Items]
Line Graph and Table Measure Name	Invenomic Fund
Account Value	$ 50,000,000		$ 146,339,650	162,954,258	129,141,535	81,496,033	48,313,675	50,262,467
C000186113
Account Value [Line Items]
Line Graph and Table Measure Name			Invenomic Fund
Account Value		$ 10,000	$ 34,422	38,552	30,693	19,473	11,578	12,095	11,154	10,210
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 50,000	128,421	93,367	85,648	100,022	69,628	64,136	56,429	52,807
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 TR
Account Value	$ 50,000,000		106,065,730	77,114,215	70,739,147	82,610,742	57,507,229	52,971,862
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	$ 25,684	$ 18,673	$ 17,130	$ 20,004	$ 13,926	$ 12,827	$ 11,286	$ 10,561